Leases	12 Months Ended
Dec. 31, 2025
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Leases

Note 28: Leases

Lessee

In the ordinary course of business, the Company enters into leases primarily for property and equipment. The carrying amount included in property and equipment, net, and the related depreciation for the right-of-use assets for the years ended December 31, 2025 and 2024 are as follows:

(millions of U.S. dollars)	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2025
Carrying amount	164	22	4	190
Depreciation	44	16	1	61
Year ended December 31, 2024
Carrying amount	163	24	4	191
Depreciation	39	14	1	54

For the years ended December 31, 2025 and 2024, cash outflows for leases, which include payments of lease principal, interest, short-term and low value leases, were $83 million and $76 million, respectively.

The following table sets forth the Company’s future aggregate undiscounted non-cancellable lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2025 and 2024:

	December 31,
(millions of U.S. dollars)	2025	2024
Within 1 year	68	72
Between 1 and 2 years	58	60
Between 2 and 3 years	37	45
Between 3 and 4 years	29	30
Between 4 and 5 years	25	24
Later than 5 years	80	73
Total undiscounted cash flows	297	304
Lease liabilities included in the consolidated statement of financial position
Current	59	58
Non-current	190	198

As of December 31, 2025 and 2024, the Company was committed to leases with future cash outflows totaling $76 million and $70 million, respectively, which had not yet commenced and therefore are not accounted for as a liability as of December 31, 2025 and 2024, respectively. A liability and corresponding right-of-use asset will be recognized for these leases at the lease commencement date.

With certain leases, the Company guarantees the restoration of the leased property to a specified condition at the completion of the lease period. The liability associated with these restorations is recorded within “Provisions and other non-current liabilities” in the consolidated statement of financial position.